ACQUISITION (Details) - USD ($) shares in Millions, $ in Millions	Feb. 28, 2017	Feb. 27, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Assets acquired and liabilities assumed
Exploration and evaluation assets			$ 446.9		$ 169.2
Current liabilities			(225.2)		(195.5)
Other non-current liabilities			(3.0)		0.0
Consideration transferred
Less: Cash and cash equivalents acquired			$ (583.6)	$ (776.2)	$ (652.0)	$ (627.3)	$ (554.2)	$ (481.0)
Merrex Gold Inc.
Assets acquired and liabilities assumed
Exploration and evaluation assets	$ 36.6
Current liabilities	(3.9)
Other non-current liabilities	(0.4)
Assets acquired (liabilities assumed)	32.3
Consideration transferred
Share consideration	27.4
Less: Cash and cash equivalents acquired	(0.1)
Transaction costs	0.2
Consideration transferred	27.5
Assets acquired	$ 32.3
Merrex Gold Inc.
Disclosure of detailed information about business combination [line items]
Merrex Siribaya Project ownership percentage		50.00%
Siribaya Project ownership percentage	100.00%	50.00%
Number of shares issued as consideration	6.9
Consideration transferred
Less: Cash and cash equivalents acquired	$ (0.1)
Transaction costs	0.2
Consideration transferred	$ 27.5
Initial investment		$ 4.8
Number of shares held in entity		45.8
Proportion of ownership interest in associate		23.00%